UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3346

Oppenheimer Series Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: October 31

Date of reporting period: 7/31/2018

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS July 31, 2018 Unaudited

	Shares	Value
Common Stocks—97.8%
Consumer Discretionary—7.9%
Auto Components—0.7%
BorgWarner, Inc.	329,100	$15,145,182
Automobiles—1.5%
General Motors Co.	791,060	29,989,085
Hotels, Restaurants & Leisure—1.2%
Las Vegas Sands Corp.	119,370	8,582,703
McDonald’s Corp.	100,850	15,887,909

		24,470,612
Household Durables—0.4%
Lennar Corp., Cl. A	154,100	8,054,807
Media—1.8%
CBS Corp., Cl. B	251,500	13,246,505
Walt Disney Co. (The)	196,922	22,362,462

		35,608,967
Multiline Retail—1.7%
Target Corp.	435,920	35,170,026
Specialty Retail—0.6%
Lowe’s Cos., Inc.	114,710	11,395,291
Consumer Staples—6.9%
Beverages—3.0%
Coca-Cola Co. (The)	869,340	40,537,324
Coca-Cola European Partners plc	524,420	21,627,081

		62,164,405
Food & Staples Retailing—1.6%
Walmart, Inc.	360,270	32,146,892
Food Products—0.3%
General Mills, Inc.	134,680	6,203,361
Household Products—0.6%
Procter & Gamble Co. (The)	143,360	11,594,957
Tobacco—1.4%
Philip Morris International, Inc.	335,770	28,976,951
Energy—13.1%
Energy Equipment & Services—2.1%
Halliburton Co.	223,513	9,481,422
Weatherford International plc[1]	9,851,760	33,397,466

		42,878,888

	Shares	Value
Oil, Gas & Consumable Fuels—11.0%
Chevron Corp.	539,156	$68,079,228
Concho Resources, Inc.[1]	90,150	13,148,377
ConocoPhillips	523,868	37,807,554
Enbridge, Inc.	431,317	15,281,561
Phillips 66	165,022	20,353,813
Suncor Energy, Inc.	1,624,990	68,477,079

		223,147,612
Financials—27.5%
Capital Markets—5.8%
Ameriprise Financial, Inc.	116,860	17,022,996
BlackRock, Inc., Cl. A	58,770	29,547,205
Goldman Sachs Group, Inc. (The)	149,780	35,562,266
Nasdaq, Inc.	385,330	35,219,162

		117,351,629
Commercial Banks—15.5%
Bank of America Corp.	3,168,600	97,846,368
CIT Group, Inc.	310,280	16,423,120
Citigroup, Inc.	717,650	51,591,859
JPMorgan Chase & Co.	720,460	82,816,877
KeyCorp	1,393,200	29,076,084
Zions Bancorporation	716,130	37,023,921

		314,778,229
Insurance—2.1%
Aon plc	106,600	15,302,430
Hartford Financial Services Group, Inc. (The)	530,040	27,933,108

		43,235,538
Real Estate Investment Trusts (REITs)—4.1%
Crown Castle International Corp.	179,410	19,884,010
Digital Realty Trust, Inc.	116,040	14,089,577
Equity Residential	204,020	13,349,028
Prologis, Inc.	416,510	27,331,386
Public Storage	34,590	7,534,740

		82,188,741
Health Care—15.8%
Biotechnology—1.3%
Amgen, Inc.	41,960	8,247,238

1      OPPENHEIMER VALUE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Biotechnology (Continued)
Gilead Sciences, Inc.	236,950	$18,441,819

		26,689,057
Health Care Equipment & Supplies—4.0%
Abbott Laboratories	379,230	24,854,734
Boston Scientific Corp.[1]	603,530	20,284,643
Danaher Corp.	251,634	25,812,616
Zimmer Biomet Holdings, Inc.	90,600	11,372,112

		82,324,105
Health Care Providers & Services—4.1%
Anthem, Inc.	40,650	10,284,450
UnitedHealth Group, Inc.	287,811	72,879,502

		83,163,952
Life Sciences Tools & Services—1.2%
Thermo Fisher Scientific, Inc.	100,840	23,650,005
Pharmaceuticals—5.2%
Bristol-Myers Squibb Co.	176,350	10,360,562
Merck & Co., Inc.	588,010	38,732,219
Mylan NV1	433,520	16,174,631
Pfizer, Inc.	1,013,100	40,453,083

		105,720,495
Industrials—7.7%
Aerospace & Defense—0.9%
Lockheed Martin Corp.	54,650	17,821,365
Air Freight & Couriers—1.4%
FedEx Corp.	52,790	12,979,477
XPO Logistics, Inc.[1]	166,410	16,594,405

		29,573,882
Commercial Services & Supplies—0.8%
Waste Management, Inc.	182,850	16,456,500
Construction & Engineering—0.4%
Fluor Corp.	161,090	8,255,863
Industrial Conglomerates—0.6%
General Electric Co.	850,310	11,589,725
Machinery—2.9%
Caterpillar, Inc.	134,580	19,352,604
Deere & Co.	73,170	10,594,285

	Shares	Value
Machinery (Continued)
Parker-Hannifin Corp.	169,865	$28,715,678

		58,662,567
Road & Rail—0.7%
Kansas City Southern	121,900	14,173,313
Information Technology—8.0%
Communications Equipment—2.2%
Cisco Systems, Inc.	1,028,350	43,488,921
Electronic Equipment, Instruments, & Components—1.1%
TE Connectivity Ltd.	159,137	14,890,449
Zebra Technologies Corp., Cl. A1	55,430	7,645,460

		22,535,909
Internet Software & Services—0.3%
Alphabet, Inc., Cl. A1	4,050	4,970,241
Semiconductors & Semiconductor Equipment—1.3%
Marvell Technology Group Ltd.	667,690	14,228,474
Texas Instruments, Inc.	116,650	12,985,478

		27,213,952
Software—2.5%
Microsoft Corp.	281,700	29,882,736
Synopsys, Inc.[1]	241,890	21,632,223

		51,514,959
Technology Hardware, Storage & Peripherals—0.6%
HP, Inc.	524,240	12,099,459
Materials—4.1%
Chemicals—1.7%
Eastman Chemical Co.	333,475	34,554,679
Containers & Packaging—1.0%
WestRock Co.	352,550	20,440,849
Metals & Mining—1.4%
Alcoa Corp.[1]	406,400	17,584,928
Freeport-McMoRan, Inc.	637,410	10,517,265

		28,102,193

2      OPPENHEIMER VALUE FUND

	Shares	Value
Telecommunication Services—2.2%
Diversified Telecommunication Services—2.2%
AT&T, Inc.	1,396,290	$44,639,391
Utilities—4.6%
Electric Utilities—4.6%
Edison International	427,470	28,482,326
Entergy Corp.	394,320	32,050,330
NextEra Energy, Inc.	191,313	32,052,580

		92,585,236

Total Common Stocks (Cost $1,549,843,328)		1,984,727,791

	Shares	Value
Investment Company—1.5%
Oppenheimer Institutional Government Money Market Fund, Cl. E, 1.87%[2,3] (Cost $31,391,308)	31,391,308	$31,391,308
Total Investments, at Value (Cost $1,581,234,636)	99.3%	2,016,119,099
Net Other Assets (Liabilities)	0.7	13,211,740
Net Assets	100.0%	$2,029,330,839

Footnotes to Statement of Investments

1. Non-income producing security.

2. Rate shown is the 7-day yield at period end.

3. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross	Shares
	October 31, 2017	Additions	Reductions	July 31, 2018
Investment Company
Oppenheimer Institutional Government Money Market Fund, Cl. E	32,591,527	356,883,566	358,083,785	31,391,308

				Change in
			Realized	Unrealized
	Value	Income	Gain (Loss)	Gain (Loss)
Investment Company
Oppenheimer Institutional Government Money Market Fund, Cl. E	$31,391,308	$338,695	$—	$—

3      OPPENHEIMER VALUE FUND

NOTES TO STATEMENT OF INVESTMENTS July 31, 2018 Unaudited

1. Organization

Oppenheimer Value Fund (the “Fund”), a series of Oppenheimer Series Fund, is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a diversified open-end management investment company. The Fund’s investment objective is to seek capital appreciation. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern Time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

Valuation Methods and Inputs

Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Equity securities traded on a securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the official closing price on the principal exchange on which the security is traded, as identified by the Manager, prior to the time when the Fund’s assets are valued. If the official closing price is unavailable, the security is valued at the last sale price on the principal exchange on which it is traded, or if no sales occurred, the security is valued at the mean between the quoted bid and asked prices. Over-the-counter equity securities are valued at the last published sale price, or if no sales occurred, at the mean between the quoted bid and asked prices. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the time when the Fund’s assets are valued.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Securities for which market quotations are not readily available, or when a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee

4      OPPENHEIMER VALUE FUND

2. Securities Valuation (Continued)

considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end.

These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered, if any, are classified as Level 2 in the fair value hierarchy.

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$159,833,970	$—	$—	$159,833,970
Consumer Staples	141,086,566	—	—	141,086,566
Energy	266,026,500	—	—	266,026,500

5      OPPENHEIMER VALUE FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Common Stocks (Continued)
Financials	$557,554,137	$—	$—	$557,554,137
Health Care	321,547,614	—	—	321,547,614
Industrials	156,533,215	—	—	156,533,215
Information Technology	161,823,441	—	—	161,823,441
Materials	83,097,721	—	—	83,097,721
Telecommunication Services	44,639,391	—	—	44,639,391
Utilities	92,585,236	—	—	92,585,236
Investment Company	31,391,308	—	—	31,391,308

Total Assets	$2,016,119,099	$—	$—	$2,016,119,099

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

For the reporting period, there were no transfers between levels.

3. Investments and Risks

Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager (“Affiliated Funds”). Affiliated Funds are open-end management investment companies registered under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Affiliated Funds. When applicable, the Fund’s investments in Affiliated Funds are included in the Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’ expenses, including their management fee. The Manager will waive fees and/ or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Affiliated Funds.

Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

Investments in Money Market Instruments. The Fund is permitted to invest its free cash balances in money market instruments to provide liquidity or for defensive purposes. The Fund may invest in money market instruments by investing in Class E shares of Oppenheimer Institutional Government Money Market Fund (“IGMMF”), which is an Affiliated Fund. IGMMF is regulated as a money market fund under the 1940 Act, as amended. The Fund may also invest in money market instruments directly or in other affiliated or unaffiliated money market funds.

6      OPPENHEIMER VALUE FUND

3. Investments and Risks (Continued)

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.

The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

4. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price

7      OPPENHEIMER VALUE FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Market Risk Factors (Continued)

typically indicate lower volatility risk.

8      OPPENHEIMER VALUE FUND

Item 2. Controls and Procedures.

(a)

Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 7/31/2018, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)

There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Series Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	9/21/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	9/21/2018

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	9/21/2018